Stock Options	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017	Aug. 31, 2016
Stock Options [Text Block]
12.	Stock Options

The Company has established its 2014 Stock Option Plan whereby the board of directors may, from time to time, grant up to 3,850,000 stock options to directors, officers, employees, and consultants. Stock options granted must be exercised no later than five years from the date of grant or such lesser period as determined by the Company’s board of directors. The exercise price of an option is equal to or greater than the closing market price of the Company’s common shares on the day preceding the date of grant. The vesting terms of each grant are set by the board of directors.

Fiscal 2018 Activity

No stock options were granted during the period ended November 30, 2017.

A continuity schedule for stock options is presented below:

		Weighted
	Options	Average Exercise
	Outstanding	Price
		$
Balance, August 31, 2016	3,485,000	0.15
Exercised	(1,014,125)	0.17
Granted	850,000	0.14
Balance, August 31, 2017	3,320,875	0.15
Exercised	(55,000)	0.23
Balance, November 30, 2017	3,265,875	0.15

A summary of the stock options as at November 30 2017, is presented below:

Number of Stock	Number of Stock	Weighted	Weighted	Aggregate
Options	Options	Average	Average	Intrinsic Value
	Exercisable	Remaining	Exercise Price
		Contractual Life	$	$
247,500	247,500	0.55 years	0.09	231,188
193,375	193,375	1.65 years	0.23	154,261
990,000	990,000	2.06 years	0.10	915,750
275,000	275,000	2.18 years	0.09	256,875
550,000	550,000	2.32 years	0.09	513,750
110,000	110,000	2.80 years	0.17	93,750
300,000	300,000	3.38 years	0.11	274,500
200,000	200,000	4.51 years	0.37	131,000
400,000	100,000	4.56 years	0.29	292,000
3,265,875	2,965,875	2.58 years	0.15	2,863,073

12.	Stock Options

The Company has established its 2014 Stock Option Plan whereby the board of directors may, from time to time, grant up to 3,850,000 (post forward stock split) stock options to directors, officers, employees, and consultants. Stock options granted must be exercised no later than five years from the date of grant or such lesser period as determined by the Company’s board of directors. The exercise price of an option is equal to or greater than the closing market price of the Company’s common shares on the day preceding the date of grant. The vesting terms of each grant are set by the board of directors.

Fiscal 2017 Activity

On October 10, 2016, the Company granted 250,000 stock options to a consultant for business advisory services. The exercise price of the stock options is $0.14 per share, vesting immediately and expiring on October 10, 2018.

On June 2, 2017, the Company granted 200,000 stock options to an officer of the Company. The exercise price of the stock options is $0.37 per share, vesting immediately and expiring five years from the date of grant.

On June 21, 2017, the Company granted 300,000 stock options to a consultant, 100,000 vesting annually for 3 years, with an exercise price of $0.295 and expiring five years from the date of grant. The company also granted 100,000 options to consultants vesting immediately with an exercise price of $0.295 and expiring five years from the date of grant.

During the year ended August 31, 2017, the Company also recorded $113,044 of stock based compensation in Consulting on the Income Statement of which $93,969 pertained to the stock options granted during the period and $19,075 being the recognition of expense from previous grants amortized from prepaid expenses. In 2016 the Company recorded $92,270 of stock based compensation in Consulting and $29,745 in Investor Relations on the Income Statement.

Fiscal 2016 Activity

On September 16, 2015, the Company granted 110,000 stock options to a director of the Company. The exercise price of the stock options is $0.17, vesting immediately and expiring on September 16, 2020.

On April 15, 2016, the Company granted 300,000 to an officer of the Company. The exercise price of the stock options is $0.11 per share, vesting immediately and expiring on April 15, 2021.

On June 3, 2016, the Company granted 325,000 stock options to a consultant, vesting immediately, with an exercise price of $0.14 and expiring five years from the date of grant.

A continuity schedule for stock options is presented below:

		Weighted Average
	Number of Options	Exercise Price
		$
Balance, August 31, 2015 (vested and outstanding)	4,070,000	0.15
Expired	(385,000)	0.32
Cancelled	(935,000)	0.16
Granted	735,000	0.13
Balance, August 31, 2016 (vested and outstanding)	3,485,000	0.15
Exercised	(1,014,125)	0.17
Granted	850,000	0.14
Balance, August 31, 2017 (outstanding)	3,320,875	0.15
Balance, August 31, 2017 (exercisable)	3,020,875	0.14

The fair value of options granted was estimated as of the date of the grant by using the Black-Scholes option pricing model with the following assumptions:

	August 31	August 31
	2017	2016
Expected volatility	98% - 108%	240% - 241%
Risk-free interest rate	0.83% - 1.78%	1.22% - 1.62%
Expected life	2 - 5 years	5 years
Dividend yield	0.00%	0.00%
Estimated fair value per option	$0.07 - $0.27	$0.11 - $0.19

A summary of the Company’s vested and outstanding stock options as at August 31, 2017 is presented below:

Number of	Number of Stock	Weighted	Weighted	Aggregate
Stock Options	Options	Average	Average	Intrinsic Value
	Exercisable	Remaining	Exercise Price
		Contractual Life	$	$
247,500	247,500	0.80 years	0.09	64,125
248,375	248,375	1.90 years	0.23	30,482
990,000	990,000	2.31 years	0.10	247,500
275,000	275,000	2.43 years	0.09	71,250
550,000	550,000	2.57 years	0.09	142,500
110,000	110,000	3.05 years	0.17	19,500
300,000	300,000	3.62 years	0.11	72,000
200,000	200,000	4.76 years	0.37	(4,000)
400,000	100,000	4.81 years	0.30	22,000
3,320,875	3,020,875	2.81 years	0.15	665,357

12.	Stock Options

The Company has established its 2014 Stock Option Plan whereby the board of directors may, from time to time, grant up to 3,850,000 (post forward stock split) stock options to directors, officers, employees, and consultants. Stock options granted must be exercised no later than five years from the date of grant or such lesser period as determined by the Company’s board of directors. The exercise price of an option is equal to or greater than the closing market price of the Company’s common shares on the day preceding the date of grant. The vesting terms of each grant are set by the board of directors.

Fiscal 2015 Activity

On December 22, 2014, the Company granted 1,567,500 stock options to certain directors, officers and consultants, with 1,347,500 vesting immediately, 110,000 vesting in six months, and 110,000 vesting in 12 months. The options have an exercise price of $0.10 per share and expire on December 22, 2019.

On February 4, 2015, the Company granted 275,000 stock options to consultants with an exercise price of $0.09, vesting immediately, expiring February 3, 2020.

On March 26, 2015, the Company granted 550,000 stock options to an officer of the Company. The exercise price of the stock options is $0.09, vesting immediately and expiring on March 26, 2020.

Fiscal 2016 Activity

On September 16, 2015, the Company granted 110,000 stock options to a director of the Company. The exercise price of the stock options is $0.17, vesting immediately and expiring on September 16, 2020.

On April 15, 2016, the Company granted 300,000 to an officer of the Company. The exercise price of the stock options is $0.11 per share, vesting immediately and expiring on April 15, 2021.

On June 3, 2016, the Company granted 325,000 stock options to a consultant, vesting immediately, with an exercise price of $0.14 and expiring five years from the date of grant.

During the year ended August 31, 2016, the Company recorded a total $122,015 (2015– $256,051) as stock based compensation expense of which $83,865 (2015 - $200,734) pertained to the stock options granted during the year with the remaining being the recognition of expense from previous grants.

A continuity schedule for stock options is presented below:

		Weighted Average
	Number of	Exercise Price
	Options	$
Balance, August 31, 2014 (vested and outstanding)	2,887,500	0.22
Expired	(1,210,000)	0.21
Granted	2,392,500	0.10
Balance, August 31, 2015 (vested and outstanding)	4,070,000	0.15
Expired	(385,000)	0.32
Cancelled	(935,000)	0.16
Granted	735,000	0.13
Balance, August 31, 2016 (vested and outstanding)	3,485,000	0.13

The fair value of options granted was estimated as of the date of the grant by using the Black-Scholes option pricing model with the following assumptions:

	August 31	August 31
	2016	2015
Expected volatility	240% - 241%	243% - 249%
Risk-free interest rate	1.22% - 1.62%	1.47% - 1.66%
Expected life	5.00 years	5.00 years
Dividend yield	0.00%	0.00%
Estimated fair value per option	$0.11 - $0.19	$0.08 - $0.10

A summary of the Company’s vested and outstanding stock options as at August 31, 2016 is presented below:

# of Stock	Weighted	Weighted	Aggregate
Options	Average	Average	Intrinsic Value
	Remaining	Exercise Price
	Contractual Life	$	$
247,500	1.80 years	0.09	4,950
660,000	2.90 years	0.23	(85,800)
1,017,500	3.31 years	0.10	10,175
275,000	3.43 years	0.09	5,500
550,000	3.57 years	0.09	11,000
110,000	4.05 years	0.17	(7,700)
300,000	4.62 years	0.11	3,000
325,000	4.76 years	0.14	(6,500)
3,485,000	3.45 years	0.13	(65,375)